Property and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	€ 8,542	€ 10,174	€ 11,694
Acquisitions	352	555	998
Disposals	(608)	(17)	(7)
Depreciation	(1,948)	(2,172)	(2,154)
Transfers	0	0	(357)
Property, plant and equipment including right-of-use assets at end of period	6,322	8,542	10,174
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	6,423	6,423	6,423
Acquisitions	110	0	0
Disposals	(527)	0	0
Depreciation	(951)	0	0
Transfers	0	0	0
Property, plant and equipment including right-of-use assets at end of period	5,055	6,423	6,423
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	4,242	4,981	5,751
Acquisitions	101	20	11
Disposals	(516)
Depreciation	(860)	(759)	(781)
Transfers	(10)		0
Property, plant and equipment including right-of-use assets at end of period	2,958	4,242	4,981
Laboratory equipment and other
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	4,298	5,187	5,576
Acquisitions	250	535	987
Disposals	(92)	(11)	(7)
Depreciation	(1,089)	(1,413)	(1,373)
Transfers	10		4
Property, plant and equipment including right-of-use assets at end of period	3,378	4,298	5,187
In progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right-of-use assets at beginning of period	0	6	367
Acquisitions			0
Disposals	0	(6)	0
Depreciation			0
Transfers	0		(361)
Property, plant and equipment including right-of-use assets at end of period	€ 0	€ 0	€ 6